UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)


                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
             ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
             ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                      GMAM Absolute Return Strategy Fund I
             (A Series of GMAM Absolute Return Strategies Fund, LLC)

                        FINANCIAL STATEMENTS (UNAUDITED)
                   For the six months ended September 30, 2003

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                        PAGE


   SCHEDULE OF INVESTMENTS                                              1 - 2

   STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL                  3

   STATEMENT OF OPERATIONS                                                4

   STATEMENT OF CHANGES IN MEMBERS' CAPITAL                               5

   STATEMENT OF CASH FLOWS                                                6

   NOTES TO FINANCIAL STATEMENTS                                       7 - 12

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                             ACQUISITION            COST         NUMBER OF          VALUE
                                                                 DATE                             SHARES
    INVESTMENTS IN INVESTMENT FUNDS ^ # (99.76%)
    CONVERTIBLE ARBITRAGE (8.96%)
    Aristeia International, Ltd.                                Mar-03          $ 35,000,000        72,625       $ 36,650,930
    Bear Stearns Convertible Offshore, Ltd., Class C            Sep-01            25,445,968       178,019         27,587,531
                                                                                                               --------------
                                                                                                                   64,238,461
                                                                                                               --------------
    DISTRESSED INVESTMENT (19.03%)
    Cerberus International, Ltd.                                Dec-01            45,000,000           151         55,508,782
    King Street Capital, LP                                     Jun-02            35,000,000             *         41,514,585
    Styx International Fund, Ltd.                               Apr-02            37,442,600        17,024         39,480,947
                                                                                                               --------------
                                                                                                                  136,504,314
                                                                                                               --------------
    FIXED INCOME ARBITRAGE (4.71%)
    Obsidian (Offshore) Fund                                    Sep-01            35,000,000        33,623         33,794,586
                                                                                                               --------------
                                                                                                                   33,794,586
                                                                                                               --------------
    LONG/SHORT EQUITY (44.67%)
    Black Bear Offshore Fund                                    Jan-02            30,000,000       126,047         36,465,139
    Itros Offshore, Ltd., Class A                               Oct-02            25,000,000        25,000         24,938,250
    Numeric European Long/Short Fund I, LP                      Aug-03            24,894,296             *         25,259,459
    Numeric Japanese Long/Short Offshore Fund, Ltd.             Dec-02            25,000,000       250,000         26,562,500
    Redsky Horizon Fund, Ltd., Class A Series 1                 May-02            35,000,000        34,927         34,985,429
    Rosehill Japan Fund, Ltd., Class A                          Apr-02            15,000,000           788         16,595,901
    Rosehill Japan Fund, Ltd., Class C                          Apr-02            25,000,000         1,287         27,097,128
    Scout Capital Fund, Ltd., Class B Series 1                  Dec-01            20,945,547       191,464         23,337,017
    Scout Capital Fund, Ltd., Class B Series 4                  Apr-02             4,000,000        34,569          4,212,431
    Spring Point Institutional Partners, LP                     Feb-03            25,000,000             *         24,482,548
    Toscafund, Ltd.                                             Apr-02            24,189,699       179,858         25,968,275
    Zaxis Offshore, Ltd., Class A Series 1                      Nov-01            35,587,800        29,544         40,422,688
    Zaxis Offshore, Ltd., Class A Series 38                     Nov-01            10,000,000        10,000         10,069,300
                                                                                                               --------------
                                                                                                                  320,396,065
                                                                                                               --------------

    MERGER ARBITRAGE (2.80%)                                    Nov-01            20,054,405           199         20,099,266
                                                                                                               --------------
    CNH Merger Arbitrage Fund, Class C                                                                             20,099,266
                                                                                                               --------------

                 See Notes to Accompanying Financial Statements
                                        1

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                             ACQUISITION            COST         NUMBER OF          VALUE
                                                                 DATE                             SHARES
    MULTI-STRATEGY ARBITRAGE (19.59%)
    AQR Absolute Return Offshore Fund, Ltd.                     Aug-03           $40,000,000           298     $  42,118,229
    BBT Overseas Partners, LP                                   Sep-01            39,965,272        41,032        41,734,267
    Shepherd Investments International, Ltd., Class A           Jan-02            27,641,815        11,711        32,155,884
    UBS GLEA, Class A                                           Jan-03            23,441,004        15,380        24,538,626
                                                                                                               -------------
                                                                                                                 140,547,006
                                                                                                               -------------

    TOTAL INVESTMENT IN INVESTMENT FUNDS ^ # (COST $663,608,406)                                                 715,579,698
                                                                                                               -------------


OTHER ASSETS, LESS LIABILITIES (0.24%)                                                                             1,690,930
                                                                                                               -------------

MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                                        $ 717,270,628
                                                                                                               =============

# - Non-income producing securities.
* - Security is a partnership that does not issue shares.
^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of September 30, 2003 was $663,608,406 and $715,579,698, respectively.
Information about the securities owned by the Investment Funds is not available, and so the Company cannot determine if any such underlying investments exceed 5% of the Company's net assets.

                 See Notes to Accompanying Financial Statements
                                        2

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
Investments in Investment Funds (cost - $663,608,406)              $    715,579,698
Foreign cash (cost $34,652)                                                  36,226
Cash and cash equivalents                                                 6,738,377
Receivable from Advisor                                                      55,680
                                                                   ----------------
          Total assets                                                  722,409,981
                                                                   ----------------

LIABILITIES
Management fees payable                                                   4,781,317
Board of Managers' fees payable                                               4,997
Other accrued expenses                                                      353,039
                                                                   ----------------
           Total liabilities                                              5,139,353
                                                                   ----------------

MEMBERS' CAPITAL                                                   $    717,270,628
                                                                   ================

MEMBERS' CAPITAL:
    Represented by:
        Capital contributions (net)                                $    665,297,762
        Accumulated net unrealized appreciation on investments           51,972,866
                                                                   ----------------
MEMBERS' CAPITAL                                                   $    717,270,628
                                                                   ================

                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of foreign tax withholding of $49,635)          $    357,266
    Interest                                                            133,382
                                                                   ------------
          Total investment income                                       490,648
                                                                   ------------

EXPENSES:
    Management fees                                                   3,213,452
    Dividend expense                                                    479,046
    Professional fees                                                   191,500
    Accounting and administration fees                                  174,652
    Interest expense                                                    115,724
    Board of Managers' fees                                              35,000
    Miscellaneous expenses                                               13,855
                                                                   ------------
          Total expenses                                              4,223,229
                                                                   ------------

NET INVESTMENT LOSS                                                 (3,732,581)
                                                                   ------------

NET REALIZED GAIN/(LOSS):
    Investments in Investment Funds                                   2,999,686
    Common stock                                                      2,086,282
    Short common stock                                              (1,506,972)
    Contracts for differences                                          (82,369)
    Foreign currency translation                                       (59,459)
                                                                   ------------
                                                                      3,437,168
                                                                   ------------

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION):
    Investments in Investment Funds                                  38,960,025
    Common stock                                                        271,045
    Short common stock                                              (1,526,678)
    Contracts for differences                                         (148,789)
    Foreign currency translation                                         10,974
                                                                   ------------
                                                                     37,566,577
                                                                   ------------
INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT OPERATIONS                             $ 37,271,164
                                                                   ============

                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                              September 30, 2003          Year Ended
                                                                  (Unaudited)            March 31, 2003

MEMBERS' CAPITAL, BEGINNING OF PERIOD                          $   609,999,464          $  582,821,005

    Capital contributions                                           70,000,000             247,200,000

    Capital withdrawals                                                      -           (211,348,339)

    Net investment loss                                            (3,732,581)             (4,561,599)

    Net realized gain (loss) on investments                          3,437,168             (4,425,546)

    Net change in unrealized appreciation
    on investments                                                  37,566,577                 313,943
                                                               ---------------          --------------


MEMBERS' CAPITAL, END OF PERIOD                                $   717,270,628          $  609,999,464
                                                               ===============          ==============

                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in Members' Capital derived from Investment Operations                   $    37,271,164
  Adjustments to reconcile increase in member's capital derived from investment operations to net cash used in operating activities:
    Purchase of investment securities/Investment Funds                              (141,118,394)
    Proceeds from disposition of investment securities/Investment Funds                71,060,941
    Realized gain on investment securities/Investment Funds                           (5,085,968)
    Unrealized gain on investment securities/Investment Funds                        (39,231,070)
    Decrease in broker collateral held                                                 24,769,952
    Decrease in interest and dividends receivable                                           6,180
    Increase in receivable from advisor                                                  (55,680)
    Decrease in contracts for differences                                                 148,789
    Decrease in securities sold short                                                (15,153,120)
    Decrease in dividends payable                                                        (25,363)
    Increase in management fee payable                                                  1,314,699
    Decrease in other liabilities and accrued expenses                                    (9,888)
                                                                                  ---------------
           Net cash used in operating activities                                     (66,107,758)
                                                                                  ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Capital contributions                                                                70,000,000
  Capital redemptions                                                                           -
                                                                                  ---------------
           Net cash provided by financing activities                                   70,000,000
                                                                                  ---------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                               3,892,242

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                        2,882,361
                                                                                  ---------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                                        $     6,774,603
                                                                                  ===============

SUPPLEMENTAL INFORMATION
    Cash paid for interest                                                        $       115,724
                                                                                  ===============

                 See Notes to Accompanying Financial Statements
                                        6

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

    GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

    The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor acts as Fund I's investment advisor and manages the investment activities of Fund I.

    Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.  SIGNIFICANT ACCOUNTING POLICIES

    ESTIMATES -The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available
    information.   Actual   results  could  differ  from  these   estimates  and
    assumptions.

    INVESTMENT VALUATION - Fund I values its investments in Investment Funds at fair value, which is supplied by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    The valuations supplied by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Investment Funds' management. If the Advisor determines that the most recent value reported by the Investment Fund does not represent fair value or if the Investment Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers.

    INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Dividend expense on securities sold short is also recorded on ex-dividend date.

    Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    NET ASSET VALUATION - Fund I's net asset value is determined as of the close of business on the last day of each month and on certain other days as determined by the Board of Managers (the "Valuation Date"). All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

    FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

    INCOME TAXES - Fund I intends to be treated as a partnership for federal, state and local income tax purposes, and each member is individually required to report on its own tax return its distributive share of Fund I's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been made.

    CASH EQUIVALENTS - Fund I treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2003, Fund I held $6,686,287 in cash equivalents in the JP Morgan Prime Money Market Fund.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.  ALLOCATION OF PROFITS AND EXPENDITURES

    As of the last day of each fiscal period, the net profit or net loss for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement"), any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.  RELATED PARTY TRANSACTIONS

    The Advisor serves as a fiduciary to First Plaza Group Trust, which owned approximately 90% of Fund I as of September 30, 2003. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. The Advisor also serves as a fiduciary to each of the other Members as of September 30, 2003.

    MANAGEMENT FEES - The Advisor is currently paid a fee, calculated monthly and payable quarterly, of 1.0% per annum based on Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred while advising and providing administrative services to Fund I.

    One Portfolio Manager, Numeric Investors L.P. ("Numeric"), had been retained by the Advisor effective as of July 31, 2002 as a sub-advisor with respect to certain Fund I assets which were allocated to Numeric's management by the Advisor (the "Numeric Assets"). Such assets constituted only a portion of Fund I's total assets. Effective July 31, 2003, the sub-advisory arrangement with Numeric was terminated, and on August 1, 2003 substantially all of the assets that had been managed by Numeric as a sub-advisor were contributed in-kind by Fund I to an Investment Fund managed by Numeric.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    For its subadvisory services, Numeric was paid directly by the Company a quarterly fee at the rate of 1.0% per annum of the net asset value of the Numeric Assets. This fee was in addition to the 1.0% fee paid to the Advisor on all Fund I net assets, including the Numeric Assets. In addition, the subadvisory agreement with Numeric also provided for an annual performance fee, first payable on July 31, 2003, if the increase in net asset value of the Numeric Assets exceeded a benchmark return based on 90 day treasury bills. The change in net asset value of the Numeric Assets did not constitute an increase that exceeded the benchmark for the period from July 31, 2002 through July 31, 2003, and accordingly Fund I incurred no performance fee in relation to the Numeric Assets.

    The Investment Funds pay management fees (which may include performance fees) to their respective Portfolio Managers. These management fees are accounted for in the valuations of the Investment Funds and are not included in management fees on the statement of operations.

    BOARD OF MANAGERS FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act, receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Managers who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

5.  ADMINISTRATIVE SERVICES

    PFPC Inc. serves as Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon the average net assets of Fund I, subject to minimum monthly fees.

6.  SECURITIES TRANSACTIONS

    Total purchases and sales of investments (excluding short-term investments) by Fund I for the six months ended September 30, 2003 amounted to $140,469,951 and $70,108,299, respectively.

    The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2003. Each Member of Fund I as of September 30, 2003 is organized and created as a tax exempt trust under
    Section 501(a) of the Internal Revenue Code.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7.  CREDIT, LIQUIDITY AND MARKET RISK

    An investment in Fund I involves certain risks, including the risk that the entire amount invested may be lost. The investments of Fund I relate to the active trading of securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks associated with market volatility, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. Investments in Investment Funds may be restricted from early redemption or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund
    I. Investment Funds generally require advance notice of an investor's intent to redeem its interest and may, depending on the Investment Fund's governing agreements, deny or delay a redemption request.

    Fund I maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. Fund I has not experienced any losses in such accounts.

8.  REPURCHASE OF COMPANY INTERESTS

    No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

    The Board of Managers may, from time to time and in its sole discretion, determine to cause a Fund to repurchase interests or portions of interests in such Fund from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9.  FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the following periods:


                                                                                             Period from June 26,
                                                                                             2001 (Commencement
                                                      Six Months Ended      Year Ended       of Operations) to
                                                      September 30, 2003   March 31, 2003      March 31, 2002
                                                      -----------------------------------------------------------
Total return (1)                                             5.88%            (0.48)%               3.08%
Members' capital, end of period (000)                      $717,271          $609,999             $582,821
Portfolio Turnover                                            11%               48%                   0%

Annualized ratios to average members' capital: (2) (3)

Total expenses before reimbursement                          1.30%              0.80%               0.96%
Reimbursement of management fee                              0.00%              0.00%              (0.30)%
Net expenses                                                 1.30%              0.80%               0.66%

Net investment loss                                         (1.15)%            (0.72)%             (0.60)%
Interest expense                                             0.04%              0.03%               0.00%

(1)  Total return  assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period  noted.  Total  returns for a period of less than a full year are not annualized.  Returns are geometrically  linked based on capital cash flow dates during the reporting period.

(2)  The ratios of expenses and net investment loss are annualized.

(3)  Average  Members'  capital is measured using the weighted average Members' capital at each cash flow date.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GMAM Absolute Return Strategies Fund, LLC
             ----------------------------------------------------------

By (Signature and Title)*     /s/ W. ALLEN REED, PRESIDENT
                         ----------------------------------------------
                              W. Allen Reed, President
                              (principal executive officer)

Date                          DECEMBER 2, 2003
      -----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ W. ALLEN REED, PRESIDENT
                         ----------------------------------------------
                              W. Allen Reed, President
                              (principal executive officer)

Date                          DECEMBER 2, 2003
      -----------------------------------------------------------------


By (Signature and Title)*     /s/ JON DE KLERK
                         ----------------------------------------------
                              Jon de Klerk, Treasurer
                              (principal financial officer)

Date                          DECEMBER 2, 2003
      -----------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.